SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023		Dec. 31, 2022
Accounting Policies [Abstract]
Balance at begining		$ 25,772	$ 92,646	$ 92,646
Bad debt expense				30,275
Write-offs			(142)	(52,149)	[1]
Recoveries	[1]			(45,000)
Balance at end		21,437	92,646	25,772		$ 92,646
Bad debt expense (recovery)		(4,891)	142	$ (14,725)		$ 116,230
Other		$ 556

[1]	During the year ended December 31, 2023, the Company entered into a settlement agreement with a former wholesale customer. As a result of this settlement, $47,646 of accounts receivable were written-off as uncollectible, while the $45,000 collected under the settlement agreement was reflected as a gain within general and administrative expenses in the statement of operations.